September 27, 2017

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Specialized Funds (the "Trust")
File No. 2-88116

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

/s/ Lance Barrett

Lance Barrett
Associate Counsel
The Vanguard Group, Inc.

cc: Lisa N. Larkin
U.S. Securities & Exchange Commission